Financial liabilties designated at fair value - Narrative (Details) - Financial liabilities designated at fair value - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	$ 6,120	$ (11,496)
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	2,877	209
HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	2,227	920
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	$ 1,386	$ 812